Loans Serviced for Others (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Discount Rate	10.59%
Contractually Specified Servicing Fees, Amount	$ 587	$ 531	$ 463
Servicing Asset at Amortized Value, Balance [Roll Forward]
Balance at beginning of period	1,313	1,177	977
Additions	384	427	460
Amortization	(343)	(291)	(260)
Balance at end of period	1,354	1,313	1,177
Fair value of mortgage servicing assets	1,918	1,349	1,462
Minimum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	110.00%
Maximum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	373.00%
Real estate: Residential - 1 to 4 family [Member]
Servicing Assets at Amortized Value [Line Items]
Aggregate of loans serviced for others	$ 217,967	$ 195,500	$ 178,500